Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($)	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Series A Redeemable Convertible Preferred Stock [Member]	Series A1 Redeemable Convertible Preferred Stock [Member]	Series A2 Redeemable Convertible Preferred Stock [Member]
Balance (ZETA ACQUISITION CORP. II [Member]) at Dec. 31, 2014	$ (155,041)	$ 500	$ 49,500	$ (205,041)
Balance at Dec. 31, 2014	(49,608,942)	$ 26		(49,608,968)
Temporary equity, balance at Dec. 31, 2014	70,138,979				$ 6,754,096	$ 40,180,140	$ 23,204,743
Balance, shares (ZETA ACQUISITION CORP. II [Member]) at Dec. 31, 2014		5,000,000
Balance, shares at Dec. 31, 2014		2,691,344
Temporary equity, balance shares at Dec. 31, 2014					3,094,774	19,528,622	10,476,182
Adjustment of redeemable convertible preferred stock to redemption value	(348,436)		(472,845)	124,409
Temporary equity, Adjustment of redeemable convertible preferred stock to redemption value	348,436				$ 365,108	$ (1,164,132)	$ 1,147,460
Exercise of stock options	3,000	$ 1	2,999
Temporary equity, balance at Dec. 31, 2015	70,487,415				$ 7,119,204	$ 39,016,008	$ 24,352,203
Exercise of stock options, shares		9,375
Temporary equity, balance shares at Dec. 31, 2015					3,094,774	19,528,622	10,476,182
Share-based compensation expense	469,846		469,846
Net loss | ZETA ACQUISITION CORP. II [Member]	(31,440)			(31,440)
Net loss	(17,070,223)			(17,070,223)
Balance (ZETA ACQUISITION CORP. II [Member]) at Dec. 31, 2015	(186,481)	$ 500	49,500	(236,481)
Balance at Dec. 31, 2015	(66,554,755)	$ 27		(66,554,782)
Balance, shares (ZETA ACQUISITION CORP. II [Member]) at Dec. 31, 2015		5,000,000
Balance, shares at Dec. 31, 2015		2,700,719
Adjustment of redeemable convertible preferred stock to redemption value	(4,152,801)		(1,273,638)	(2,879,163)
Temporary equity, Adjustment of redeemable convertible preferred stock to redemption value	4,152,801				$ 379,777	$ 2,263,804	$ 1,509,220
Conversion of preferred stock	658,102	$ 1	658,101
Temporary equity, Conversion of preferred stock	(658,102)				$ (324,774)	$ (333,328)
Conversion of preferred stock, shares		144,233			(135,066)	(159,135)
Extinguishment of preferred stock	224,224		25,426	198,798
Temporary equity, Extinguishment of preferred stock	(224,224)				$ (157,692)	$ (49,173)	$ (17,359)
Conversion of Convertible Notes	82,818		82,818
Temporary equity, Extinguishment of preferred stock, shares					(67,515)	(24,215)	(7,340)
Exercise of stock options	18,968	$ 1	18,967
Temporary equity, balance at Dec. 31, 2016	$ 73,757,890				$ 7,016,515	$ 40,897,311	$ 25,844,064
Exercise of stock options, shares	51,043	51,042
Temporary equity, balance shares at Dec. 31, 2016					2,892,193	19,345,272	10,468,842
Share-based compensation expense	$ 488,326		488,326
Net loss | ZETA ACQUISITION CORP. II [Member]	(39,434)			(39,434)
Net loss	(16,983,511)			(16,983,511)
Balance (ZETA ACQUISITION CORP. II [Member]) at Dec. 31, 2016	(225,915)	$ 500	$ 49,500	(275,915)
Balance at Dec. 31, 2016	$ (86,218,629)	$ 29		$ (86,218,658)
Balance, shares (ZETA ACQUISITION CORP. II [Member]) at Dec. 31, 2016		5,000,000
Balance, shares at Dec. 31, 2016		2,895,994